GLOBAL X FUNDS
(THE "TRUST")

SUPPLEMENT DATED MAY 18, 2023
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE SERIES OF THE TRUST (THE "FUNDS") LISTED IN SCHEDULE A HERETO, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

For the Funds listed in Schedule A hereto, effective May 18, 2023, the section of the Funds’ Summary Prospectus and Statutory Prospectus entitled “PRINCIPAL INVESTMENT STRATEGIES” is hereby revised to amend the following sentence of the third paragraph as follows:

Each option position will (i) be held until one day prior to the expiration date (i.e., generally the Thursday preceding the third Friday of the month) and liquidated at a price determined at 2:00p.m. ET; (ii) expire on its date of maturity (in the next calendar month); and (iii) only be subject to exercise on its expiration date.

SCHEDULE A

Fund Name	DATE OF SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS
Global X Financials Covered Call & Growth ETF (FYLG)	March 1, 2023
Global X Health Care Covered Call & Growth ETF (HYLG)
Global X Information Technology Covered Call & Growth ETF (TYLG)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE